Dec. 20, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF (EMIH)

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF (HYIH)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Investment Grade Bond - Interest Rate Hedged ETF (IGIH)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The following disclosure is added under the "MAIN RISKS" section of the summary prospectus and within the summary section and the "FUND DETAILS" section of the fund's prospectus:

Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt US and world economies and markets and may have significant adverse direct or indirect effects on the fund and its investments. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain.

The fund could lose money due to the effects of a market disruption. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

For Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers MSCI China A Inclusion Equity ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI All China Equity ETF, the following disclosure is added to "Special Risk Considerations of Investing in China" under the "MAIN RISKS" section of the summary prospectus and within the summary section of the fund's prospectus, and added to "MAIN RISKS – Risk of Investing in China – Political and economic risk" in the "FUND DETAILS" section of the fund's prospectus:

From time to time, and as recently as early 2020 with the coronavirus known as COVID-19, China has experienced outbreaks of infectious illnesses, and the country may be subject to other infectious illnesses, diseases or other public health emergencies in the future. Any public health emergency could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the fund's investments.